BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The impact of this correction for the financial statement line items impacted as of and for the year ended December 31, 2020, is as follows (in millions, except per share data):

	Twelve Months Ended December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$29,620	$400	$30,020
Income (loss) from operations	$12,351	$400	$11,951
Change in fair value of warrant liabilities	$—	$8,840	$8,840
Income (loss) before income taxes	$(1,389)	$(9,240)	$(10,629)
Net income (loss)	$(4,474)	$(9,240)	$(13,714)
Net income (loss) attributable to non-controlling interest	$(2,222)	$(2,796)	$(5,018)
Net income (loss) attributable to Digital Media Solutions, Inc.	$(2,252)	$(6,444)	$(8,696)

Earnings (loss) per share:
Basic and diluted	$(0.07)	$(0.16)	$(0.23)
Weighted-average shares outstanding - basic and diluted	32,335	32,335	32,335

	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Private Placement Warrant liabilities	$—	$22,080	$22,080
Total liabilities	$276,025	$22,080	$298,105

Additional paid-in-capital	$(40,901)	$(7,126)	$(48,027)
Retained earnings	$1,953	$(5,099)	$(3,146)
Total stockholders' deficit	$(38,942)	$(12,225)	$(51,167)
Non-controlling interest	$(34,663)	$(9,855)	$(44,518)
Total deficit	$(73,605)	$(22,080)	$(95,685)
The following represents the reconciliation of our unaudited interim Consolidated Balance Sheets as of September 30, 2020;

	September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Private Placement Warrant liabilities	$—	$9,400	$9,400
Total liabilities	$263,665	$9,400	$273,065

Additional paid-in-capital	$(43,145)	$(7,126)	$(50,271)
Retained earnings	$5,342	$1,898	$7,240
Total stockholders' deficit	$(37,797)	$(5,228)	$(43,025)
Non-controlling interest	$(32,873)	$(4,172)	$(37,045)
Total deficit	$(70,670)	$(9,400)	$(80,070)
The following represents the reconciliation of our unaudited interim Consolidated Statement of Operations for the three months ended September 30, 2020 and December 31, 2020 and nine months ended September 30, 2020, “As restated” periods);

	Three Months Ended September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$6,407	$400	$6,807
Income (loss) from operations	$2,879	$400	$2,479
Change in fair value of warrant liabilities	$—	$(3,840)	$(3,840)
Income (loss) from operations before income taxes	$(542)	$3,440	$2,898
Net income (loss)	$(2,178)	$3,440	$1,262
Net loss attributable to non-controlling interest	$(3,315)	$5,777	$2,463
Net income (loss) attributable to Digital Media Solutions, Inc.	$1,137	$(2,338)	$(1,201)

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$0.04	$(0.03)	$0.01
Weighted-average shares outstanding - basic and diluted	$32,294		$32,294

	Three Months Ended December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
Change in fair value of warrant liabilities	$—	$12,680	$12,680
Income (loss) from operations before income taxes	$(4,003)	$(12,680)	$(16,683)
Net income (loss)	$(5,187)	$(12,680)	$(17,867)
Net loss attributable to non-controlling interest	$(1,798)	$(5,683)	$(7,481)
Net income (loss) attributable to Digital Media Solutions, Inc.	$(3,389)	$(6,997)	$(10,386)

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$(0.10)	$(0.22)	$(0.32)
Weighted-average shares outstanding - basic and diluted	$32,369		$32,369

	Nine Months Ended September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$16,356	$400	$16,756
Income (loss) from operations	$13,316	$(400)	$12,916
Change in fair value of warrant liabilities	$—	$(3,840)	$(3,840)
Income (loss) from operations before income taxes	$2,614	$3,440	$6,054
Net income (loss)	$713	$3,440	$4,153
Net loss attributable to non-controlling interest	$(424)	$2,887	$2,463
Net income (loss) attributable to Digital Media Solutions, Inc.	$1,137	$553	$1,690

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$0.04	$0.05	$0.09
Weighted-average shares outstanding - basic and diluted	$32,294		$32,294